Business combination (Details) $ in Thousands, $ in Thousands		12 Months Ended
	Jan. 18, 2022	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)
Business combination (Details) [Line Items]
Agreement acquire percentage	100.00%
long-term bank loan		$ 4,498,695
Available cash amount (in Dollars)			$ 30,000
Contractual value		736,063
Expected loss estimate		243,954
Fair value of accounts receivable		492,109
Acquisition Costs		5,044,371
Profit or loss		13,377,529
Net income		1,097,092
Business combinations [member]
Business combination (Details) [Line Items]
Profit or loss		5,164,205
Net income		$ 493,062